Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Long-term Assets

	2022	2021
Prepaid cost of service toll	$199	$157
Long-term inventory	137	126
Risk management (note 19)	9	140
Long-term contracts, prepayments and other (1)	269	177
	614	600
Less: current portion	61	35
	$553	$565
(1)Includes physical product sales contracts assumed in the acquisition of Painted Pony in the fourth quarter of 2020, accrued interest on the deferred PRT recovery, and the unamortized portion of the Company's share bonus program.

Summary of Assets, Liabilities, Partners' Equity and Equity Income (Loss) Related to Joint Venture
The assets, liabilities, partners’ equity, product sales and equity income (loss) related to NWRP at December 31, 2022 and 2021 were comprised as follows:

	2022	2021
Current assets	$257	$280
Non-current assets	$10,729	$10,806
Current liabilities	$849	$798
Non-current liabilities	$11,239	$11,412
Partners’ equity (1)	$(1,102)	$(1,124)
Partners’ equity (1) at Company's 50% interest	$(551)	$(562)
Revenue (2)	$1,267	$1,168
Net income (loss) (3)	$22	$(18)
(1)In 2021, NWRP paid partnership distributions at 100% interest of $800 million.
(2)Included in NWRP's revenue for 2022 is $317 million (2021 – $294 million) related to the Company's 25% share of the refining toll.
(3)Included in the net income (loss) for 2022 is the impact of depreciation and amortization expense of $245 million (2021 – $278 million) and interest and other financing expense of $422 million (2021 – $412 million).